FINANCIAL EXPENSE (INCOME), NET	12 Months Ended
Dec. 31, 2013
FINANCIAL LOSS (INCOME) [Abstract]
FINANCIAL LOSS (INCOME)

NOTE 12:- FINANCIAL EXPENSE (INCOME), NET

	Year ended December 31,
	2013	2012	2011

Financial income:
Interest income on short-term deposits	$(146)	$(39)	$(3)
Interest and realized gain on marketable securities	-	-	(2)
Foreign currency adjustments gains and other	-	(33)	(15)
Revaluation of warrants related to share purchase agreement	(55)	-	(1,637)

	(201)	(72)	(1,657)
Financial expenses:
Bank and interest expenses	21	31	19
Foreign currency adjustments losses	-	-	3
Revaluation of warrants related to share purchase agreement	-	635	-
Interest on convertible debenture	-	288	-
Amortization of discount and change in fair value of embedded conversion feature in the convertible debenture	-	1,547	-
Foreign exchange futures transactions and others	3	-	251

	24	2,501	273

	$(177)	$2,429	$(1,384)